Contingent liabilities and financial commitments - Engle Class Action and Engle Progeny Cases (Florida) (27-36)- Additional Information (Details) £ in Millions		1 Months Ended			12 Months Ended								36 Months Ended
	Jan. 11, 2008	Jul. 31, 2020 USD ($) REPRESENTATIVE	Jul. 31, 2020 GBP (£) REPRESENTATIVE	Dec. 31, 2006 REPRESENTATIVE	Dec. 31, 2025 USD ($) Case CASE	Dec. 31, 2025 GBP (£) Case CASE	Dec. 31, 2025 CASE Case	Dec. 31, 2025 Case CASE Plaintiff	Dec. 31, 2025 Case CASE	Dec. 31, 2024 CASE	Dec. 31, 2015 USD ($) CASE	Dec. 31, 2015 GBP (£) CASE	Dec. 31, 2025 USD ($) CASE Case	Dec. 31, 2025 GBP (£) CASE Case
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases | Case									3
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements		$ 145,000,000,000	£ 107,800.0
Number of representative in Engle class action awarded | REPRESENTATIVE		3	3
Loss contingency amount of overall damages comprising compensatory damages		$ 13,000,000	£ 9.7
Phase II | R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements		36,300,000,000	27,000.0
Phase II | Brown and Williamson Holdings Inc
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements		17,600,000,000	13,100.0
Phase II | Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements		$ 16,300,000,000	£ 12,100.0
Engle class action and Engle Progeny cases Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of representative in Engle class action awarded | REPRESENTATIVE				3
Number of representatives allowed to stand aside punitive damages award | REPRESENTATIVE				2
Members permitted to file description				Putative
Period of permission to file individual lawsuits				1 year
Individual lawsuits extended date	Jan. 11, 2008
Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Losses on litigation settlements													$ 58,210,000	£ 43.3
Litigation settlement amount											$ 100,000,000	£ 74.3
Number of cases covered by settlement											400	400
Number of cases not covered by settlement											12	12
Number of cases not covered by settlement, filed by different lawyer											2	2
Total number of cases							33			91
Number of plaintiffs							50	50
Payment for compensatory and punitive damages					$ 16,000,000	£ 11.9
Number of cases for attorneys fees and statutory interest					2	2	2	2	2				2	2
Number of resolution bundles for attorneys fees and statutory interest | Case					1	1	1	1	1				1	1
Amount paid for attorneys fees and statutory interest					$ 4,800,000	£ 3.6
Engle Progeny cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of trials													15	15
Total bond cap					$ 200,000,000	£ 148.7
Engle Progeny cases | R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount											$ 42,500,000	£ 31.6
Engle Progeny cases | PM USA
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount											42,500,000	31.6
Engle Progeny cases | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount											$ 15,000,000	£ 11.2